BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.5%
Communication Services — 6.5%
Alphabet, Inc. - Class A (a)	8,076	$1,070,312
Baidu, Inc. - Class A (a)	56,548	839,123
Entravision Communications Corp. - Class A	159,248	632,215
Nexstar Media Group, Inc. - Class A	4,772	677,290
TEGNA, Inc.	23,169	355,181
Vivid Seats, Inc. - Class A (a)(b)	42,022	347,522
		3,921,643
Consumer Discretionary — 10.3%
Alibaba Group Holding Ltd. (a)	32,704	303,997
Arcos Dorados Holdings, Inc. - Class A	94,738	1,098,013
Bowlero Corp. (a)(b)	27,748	285,249
BYD Co. Ltd., ADR	3,307	177,619
Carriage Services, Inc.	9,758	220,433
Cavco Industries, Inc. (a)(b)	1,759	497,411
JD.com, Inc. - Class A	37,086	505,857
Las Vegas Sands Corp.	4,758	219,439
Monarch Casino & Resort, Inc. (b)	4,642	291,889
Perdoceo Education Corp.	24,085	419,561
Phinia, Inc.	9,332	237,966
Potbelly Corp. (a)	27,524	247,716
Stellantis NV (b)	34,960	757,234
Stride, Inc. (a)	17,119	1,037,070
		6,299,454
Consumer Staples — 4.6%
British American Tobacco PLC, ADR	20,467	652,693
Coca-Cola Europacific Partners PLC	6,832	414,292
Kenvue, Inc.	25,773	526,800
Molson Coors Brewing Co., - Class B (b)	6,661	409,918
SunOpta, Inc. (a)	51,024	252,059
Vector Group Ltd. (b)	51,908	555,934
		2,811,696
Energy — 6.1%
BP PLC, ADR	21,719	788,183
Canadian Natural Resources Ltd.	24,118	1,611,082
Marathon Petroleum Corp.	4,317	644,053
Schlumberger Ltd.	6,418	333,993
VAALCO Energy, Inc.	64,666	300,697
		3,678,008
Financials — 16.9%
American International Group, Inc.	5,491	361,363
Bank of America Corp.	22,759	693,922
BGC Group, Inc. - Class A (b)	233,088	1,515,071
Charles Schwab Corp.	4,908	300,959
Citigroup, Inc.	11,741	541,260
Crawford & Co. - Class A	28,090	314,046
Fairfax Financial Holdings Ltd.	1,634	1,506,401
I3 Verticals, Inc. - Class A (a)	17,092	344,062
Intercorp Financial Services, Inc.	12,223	233,948
Jefferies Financial Group, Inc.	23,731	841,026
KB Financial Group, Inc., ADR (b)	12,408	499,794
OP Bancorp	11,146	102,878
PayPal Holdings, Inc. (a)	6,972	401,657
Shift4 Payments, Inc. - Class A (a)(b)	10,543	693,940
Stifel Financial Corp. (b)	13,742	838,537
Wells Fargo & Co.	13,711	611,373
Willis Towers Watson PLC	2,244	552,697
		10,352,934
Health Care — 17.5%
Amgen, Inc.	2,830	763,081
Biote Corp. (a)(b)	45,102	225,059
Bristol-Myers Squibb Co.	12,892	636,607
Catalyst Pharmaceuticals, Inc. (a)	57,452	829,032
Centene Corp. (a)	8,068	594,450
Cigna Group, (The)	3,124	821,237
CVS Health Corp.	9,823	667,473
Elevance Health, Inc.	2,506	1,201,601
HCA Healthcare, Inc.	1,923	481,673
Henry Schein, Inc. (a)	3,619	241,496
Jazz Pharmaceuticals PLC (a)	4,079	482,260
Johnson & Johnson	5,500	850,630
Lantheus Holdings, Inc. (a)(b)	10,996	787,534
Medtronic PLC	8,226	652,075
Novartis AG, ADR	10,117	990,454
Quipt Home Medical Corp. (a)	84,327	396,337
		10,620,999
Industrials — 13.4%
Barrett Business Services, Inc.	9,027	992,520
Brady Corp. - Class A	6,555	368,850
Builders FirstSource, Inc. (a)(b)(c)	6,947	931,662
CACI International, Inc. - Class A (a)	1,647	528,605
CoreCivic, Inc. (a)	41,453	599,825
Euroseas Ltd.	14,191	417,925
Galliford Try Holdings PLC	168,685	465,310
Heidrick & Struggles International, Inc. (b)	7,329	199,202
Quanta Services, Inc.	2,145	403,925
RCM Technologies, Inc. (a)	13,746	371,279
Ryanair Holdings PLC, ADR (a)(b)	4,934	583,297
Sterling Infrastructure, Inc. (a)	10,073	639,736
TDCX, Inc., ADR (a)	43,710	222,921
Textron, Inc.	9,185	704,122
V2X, Inc. (a)	6,286	266,526
Wabash National Corp. (b)	16,186	354,797
		8,050,502
Information Technology — 17.7%
AudioCodes Ltd.	22,567	255,684
Check Point Software Technologies Ltd. (a)	7,192	1,050,032
Cisco Systems, Inc.	16,656	805,818
Cognizant Technology Solutions Corp. - Class A	11,114	782,203
DocuSign, Inc. (a)	6,457	278,297
Dropbox, Inc. - Class A (a)(b)	19,387	546,326
Extreme Networks, Inc. (a)(b)	26,430	426,580
Hackett Group, Inc.	25,962	579,212
InterDigital, Inc. (b)	7,302	729,616
Microchip Technology, Inc.	5,814	485,120
Nano Dimension Ltd., ADR (a)(b)	95,746	220,216
Open Text Corp.	21,872	877,942
Oracle Corp.	2,429	282,274
Photronics, Inc. (a)	28,785	608,227
Pure Storage, Inc. - Class A (a)	13,172	438,759
QUALCOMM, Inc.	5,477	706,807
Rimini Street, Inc. (a)	66,651	209,284
Splunk, Inc. (a)	4,746	719,209
Telefonaktiebolaget LM Ericsson, ADR (b)	100,978	493,782
Zebra Technologies Corp. - Class A (a)	833	197,404
		10,692,792
Materials — 3.6%
Berry Global Group, Inc.	4,108	271,621
Dundee Precious Metals, Inc.	44,742	330,384
Ecovyst, Inc. (a)	78,576	748,044
Ferroglobe PLC (a)(b)	54,861	317,645
Rio Tinto PLC, ADR (b)	3,433	237,186
Ternium SA, ADR	9,677	382,532
		2,287,412
Real Estate — 2.9%
Alexandria Real Estate Equities, Inc. (b)	4,464	488,362
Newmark Group, Inc. - Class A	99,882	822,029
Simon Property Group, Inc. (b)	2,327	290,619
Star Holdings (a)	14,112	172,449
		1,773,459
TOTAL COMMON STOCKS (COST $44,539,440)		60,488,899

	NUMBER OF SHARES
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.48% (d)	9,637,800	9,637,800
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (COST $9,637,800)		9,637,800

SHORT-TERM INVESTMENTS — 0.1%
Money Market Deposit Accounts — 0.0%
U.S. Bank Money Market Deposit Account, 5.20% (d)	218	218
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $218)		218
Money Market Funds — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.27% (d)	619	619
Federated Hermes U.S. Treasury Cash Reserves, 5.24% (d)	619	619
Fidelity Treasury Portfolio, 5.24% (d)	619	619
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 5.25% (d)	619	619
MSILF Prime Portfolio, 5.48% (d)	65,331	65,331
TOTAL MONEY MARKET FUNDS (COST $67,807)		67,807
TOTAL SHORT-TERM INVESTMENTS (COST $68,025)		68,025
TOTAL INVESTMENTS (COST $54,245,265) — 115.5%		$70,194,724

Percentages are stated as a percent of net assets of $60,782,980.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. At November 30, 2023, the market value of securities on loan was $9,394,658.
(c)	Security segregated as collateral for options written.
(d)	The rate shown is as of November 30, 2023.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS - SECURITIES SOLD SHORT
NOVEMBER 30, 2023 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - (18.9)%
Communication Services - (2.1)%
AST SpaceMobile, Inc.	(53,866)	$(261,250)
Clear Channel Outdoor Holdings, Inc.	(181,172)	(262,699)
CTC Communications Group, Inc.(a)	(98,900)	0
Lions Gate Entertainment Corp. - Class A	(32,899)	(290,498)
PSQ Holdings, Inc.	(3,934)	(22,463)
Rumble, Inc.	(48,548)	(215,068)
Snap, Inc.- Class A	(16,267)	(224,973)
		(1,276,951)
Consumer Discretionary - (5.3)%
Brunswick Corp.	(5,065)	(399,477)
Dutch Bros, Inc. - Class A	(7,117)	(190,237)
Floor & Decor Holdings, Inc. - Class A	(3,574)	(327,772)
Goodyear Tire & Rubber Co.	(18,095)	(251,340)
Krispy Kreme, Inc.	(24,028)	(312,364)
LGI Homes, Inc.	(2,051)	(242,162)
Peloton Interactive, Inc. - Class A	(23,945)	(135,529)
Portillo's, Inc. - Class A	(12,457)	(193,582)
Qsound Labs, Inc.(a)	(4,440)	0
Tesla, Inc.	(2,475)	(594,197)
Vizio Holding Corp. - Class A	(23,254)	(155,802)
Warby Parker, Inc. - Class A	(17,826)	(185,569)
Workhorse Group, Inc.	(78,794)	(29,288)
YETI Holdings, Inc.	(4,038)	(172,180)
		(3,189,499)
Consumer Staples - (1.0)%
Amish Naturals, Inc.(a)	(25,959)	0
Duckhorn Portfolio, Inc.	(11,159)	(114,603)
Fevertree Drinks PLC	(12,339)	(164,030)
Westrock Coffee Co.	(36,137)	(332,460)
		(611,093)
Energy - (0.4)%
Beard Co.(a)	(9,710)	0
Green Plains, Inc.	(8,698)	(216,406)
OPAL Fuels, Inc. - Class A	(387)	(2,117)
		(218,523)
Financials - (1.6)%
Affirm Holdings, Inc.	(7,929)	(272,837)
Credit Acceptance Corp.	(588)	(268,716)
P10, Inc. - Class A	(17,531)	(178,816)
Upstart Holdings, Inc.	(9,726)	(260,268)
		(980,637)
Health Care - (1.1)%
10X Genomics, Inc. - Class A	(2,761)	(120,159)
BodyTel Scientific, Inc.(a)	(4,840)	0
CareView Communications, Inc.	(168,649)	(10,549)
LifeStance Health Group, Inc.	(28,889)	(198,467)
PROCEPT BioRobotics Corp.	(8,413)	(311,870)
		(641,045)
Industrials - (2.9)%
Ameresco, Inc. - Class A	(3,115)	(93,325)
Applied Energetics, Inc.	(55,799)	(116,620)
Corporate Resource Services, Inc.(a)	(218,896)	(22)
Custom Truck One Source, Inc.	(29,491)	(171,343)
DynaMotive Energy Systems Corp.(a)	(72,185)	(7)
Ener1, Inc.(a)	(102,820)	(10)
Fiverr International Ltd.	(8,576)	(223,748)
Hayward Holdings, Inc.	(26,469)	(312,070)
Li-Cycle Holdings Corp.	(55,182)	(48,648)
MillerKnoll, Inc.	(19,407)	(500,701)
Omega Flex, Inc.	(3,372)	(237,793)
Sunrun, Inc.	(6,118)	(78,922)
Valence Technology, Inc.(a)	(27,585)	(3)
		(1,783,212)
Information Technology - (4.4)%
ANTs software, Inc.(a)	(10,334)	(1)
C3.ai, Inc. - Class A	(4,105)	(119,538)
Consygen, Inc.(a)	(200)	0
Entegris, Inc.	(2,282)	(238,241)
Envestnet, Inc.	(8,273)	(314,622)
HashiCorp, Inc. - Class A	(7,486)	(160,350)
Impinj, Inc.	(3,929)	(328,425)
Interliant, Inc.(a)	(600)	0
IonQ, Inc.	(10,943)	(133,833)
LG Display Co. Ltd.	(51,619)	(248,287)
Lightwave Logic, Inc.	(55,271)	(219,979)
MicroVision, Inc.	(86,850)	(218,862)
nCino, Inc.	(5,964)	(164,785)
Nestor, Inc.(a)	(15,200)	(2)
Netlist, Inc.	(40,754)	(52,165)
SoundHound AI, Inc. - Class A	(86,778)	(185,705)
Sprout Social, Inc. - Class A	(5,486)	(312,153)
Tiger Telematics, Inc.(a)	(6,510)	0
Uni-Pixel, Inc.(a)	(19,665)	0
Worldgate Communications, Inc.(a)	(582,655)	(58)
XRiver Corp.(a)	(34,156)	0
		(2,697,006)
Materials - (0.1)%
PureCycle Technologies, Inc.	(20,488)	(82,772)

TOTAL COMMON STOCKS (PROCEEDS $(18,472,669))		(11,480,738)
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(18,472,669))		$(11,480,738)

Percentages are stated as a percent of net assets of $60,782,980.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

(a)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.  As of November 30, 2023, these securities amounted to $(104) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
SCHEDULE OF OPTIONS WRITTEN
NOVEMBER 30, 2023 (UNAUDITED)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN * - 0.2%*
CALL OPTIONS WRITTEN - 0.2%
Builders FirstSource, Inc., Expires 1/19/2024 at $120.00	(69)	(925,359)	$(117,645)
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED: $241,979)			(117,645)
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $241,979)			(117,645)

Percentages are stated as a percent of net assets of $60,782,980.

*	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at November 30, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Short
United States
Azek Co., Inc.	JPMorgan	08/31/2026	5.07%	Termination	(9,306)	$ (320,964)	$ (22,521)
Azek Co., Inc.	JPMorgan	09/28/2026	5.07	Termination	(2,508)	(86,501)	(11,836)
Confluent, Inc. - Class A	JPMorgan	08/31/2026	5.07	Termination	(7,196)	(152,699)	76,206
Confluent, Inc. - Class A	JPMorgan	09/28/2026	5.07	Termination	(1,939)	(41,146)	14,587
Freshpet, Inc.	JPMorgan	08/31/2026	4.92	Termination	(3,621)	(256,910)	5,359
Freshpet, Inc.	JPMorgan	09/28/2026	4.92	Termination	(976)	(69,247)	(6,280)
Glaukos Corp.	JPMorgan	08/31/2026	5.07	Termination	(4,180)	(267,060)	42,260
Guardant Health, Inc.	JPMorgan	08/31/2026	5.07	Termination	(10,512)	(264,587)	136,971
Mattel, Inc.	JPMorgan	08/31/2026	5.07	Termination	(10,637)	(202,103)	29,784
Navitas Semiconductor Corp.	JPMorgan	08/31/2026	5.07	Termination	(30,645)	(212,676)	44,742
Navitas Semiconductor Corp.	JPMorgan	09/28/2026	5.07	Termination	(8,259)	(57,317)	(391)
Nerdy, Inc.	JPMorgan	08/31/2026	4.63	Termination	(54,898)	(142,735)	115,177
Nerdy, Inc.	JPMorgan	09/28/2026	4.63	Termination	(14,796)	(38,470)	10,263
WW International, Inc.	JPMorgan	08/31/2026	5.07	Termination	(40,762)	(293,894)	123,038
Total Short						(2,406,309)	557,359
Net unrealized gain/(loss) on Contracts For Difference							$ 557,359

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS LONG/SHORT EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$60,488,899	$58,839,923	$1,648,976	$–
Total Equity Securities	60,488,899	58,839,923	1,648,976	–
Investments Purchased with Proceeds from Securities Lending Collateral
Investments Purchased with Proceeds from Securities Lending Collateral(a)	9,637,800	–	–	–
Total Investments Purchased with Proceeds from Securities Lending Collateral	9,637,800	–	–	–
Derivative Investments
Swap	598,387	598,387	–	–
Total Derivative Investments	598,387	598,387	–	–

Short-Term Investments
Money Market Deposit Accounts	218	218	–	–
Money Market Funds	67,807	67,807	–	–
Total Short-Term Investments	68,025	68,025	–	–
Total Assets*	$70,793,111	$59,506,335	$1,648,976	$–

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Equities
Common Stocks	$(11,480,738)	$(11,480,634)	$–	$(104)
Total Equity Securities	(11,480,738)	(11,480,634)	–	(104)
Derivative Investments
Option	(117,645)	–	(117,645)	–
Swap	(41,028)	(41,028)	–	–
Total Derivative Investments	(158,673)	(41,028)	(117,645)	–
Total Liabilities*	$(11,639,411)	$(11,521,662)	$(117,645)	$(104)

* Please refer to Portfolio of Investments for further details.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.